UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                           as of July 31, 2017 (Unaudited)

Deutsche Gold & Precious Metals Fund

	Shares	Value ($)
Common Stocks (a) 99.8%
Australia 18.6%
Evolution Mining Ltd.	1,464,013	2,600,087
Newcrest Mining Ltd.	327,294	5,289,071
Northern Star Resources Ltd.	871,474	3,067,589
OceanaGold Corp.	1,583,627	4,331,396
Regis Resources Ltd.	508,070	1,556,726
Saracen Mineral Holdings Ltd.*	2,241,200	2,411,531
(Cost $16,993,744)		19,256,400
Canada 54.3%
Agnico-Eagle Mines Ltd.	137,157	6,403,777
Alamos Gold, Inc. "A"	159,002	1,126,118
Asanko Gold, Inc.*	711,644	890,447
AuRico Metals, Inc.*	351,583	332,759
B2Gold Corp.*	1,847,444	4,638,059
Barrick Gold Corp.	510,231	8,626,966
Belo Sun Mining Corp.* (b)	1,812,199	944,800
Continental Gold, Inc.* (b)	228,950	622,531
Detour Gold Corp.*	104,367	1,312,592
Dominion Diamond Corp.	66,124	930,271
Eldorado Gold Corp.	445,699	943,770
Franco-Nevada Corp.	60,045	4,350,403
Goldcorp, Inc.	196,066	2,574,374
Guyana Goldfields, Inc.*	256,456	989,415
Kinross Gold Corp.*	310,107	1,278,484
Kirkland Lake Gold Ltd.	420,472	4,357,328
MAG Silver Corp.*	137,333	1,885,816
New Gold, Inc.*	600,241	2,007,624
Osisko Gold Royalties Ltd.	101,235	1,299,998
Pretium Resources, Inc.*	99,019	951,472
Roxgold, Inc.*	315,638	298,739
SEMAFO, Inc.*	390,720	943,306
Silver Standard Resources, Inc.*	136,083	1,322,900
Torex Gold Resources, Inc.*	125,981	2,296,810
Wheaton Precious Metals Corp.	239,164	4,849,461
(Cost $51,399,255)		56,178,220
Jersey 1.8%
Centamin PLC (Cost $874,170)	839,794	1,839,321
Mexico 1.2%
Fresnillo PLC (Cost $758,363)	59,553	1,206,901
Monaco 1.2%
Endeavour Mining Corp.* (Cost $1,061,390)	65,086	1,239,336
Peru 1.4%
Hochschild Mining PLC (Cost $1,133,238)	342,406	1,429,402
South Africa 1.4%
Anglo American Platinum Ltd.*	38,929	953,201
Petra Diamonds Ltd.*	389,882	491,262
(Cost $1,932,034)		1,444,463
United Kingdom 5.0%
Acacia Mining PLC	466,134	1,071,360
Randgold Resources Ltd.	44,685	4,162,393
(Cost $6,204,742)		5,233,753
United States 14.9%
Argonaut Gold, Inc.*	438,352	769,995
Newmont Mining Corp.	257,376	9,566,666
Royal Gold, Inc.	38,777	3,360,415
Tahoe Resources, Inc.	307,304	1,681,021
(Cost $13,170,742)		15,378,097
Total Common Stocks (Cost $93,527,678)		103,205,893
Securities Lending Collateral 0.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (c) (d) (Cost $709,300)	709,300	709,300
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 1.07% (c) (Cost $393,874)	393,874	393,874
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $94,630,852) †	100.9	104,309,067
Other Assets and Liabilities, Net	(0.9)	(947,500)
Net Assets	100.0	103,361,567

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $121,477,059. At July 31, 2017, net unrealized depreciation for all securities based on tax cost was $17,167,992. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,154,521 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $35,322,513.
(a)	Securities are listed in country of domicile.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $657,145, which is 0.6% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

At July 31, 2017, the Deutsche Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	40%

Group II:
Medium established producers	15%

Group III:
Junior producers with medium cost production	16%

Group IV:
Companies with some production on stream or in start-up	7%

Group V:
Primarily exploration companies with or without mineral resources	6%

Group VI:
Royalty companies	14%

Group VII:
Diamonds	2%

100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, Deutsche Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund. As of July 31, 2017 the Fund held $129,008 in the Subsidiary, representing 0.12% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$19,256,400	$—	$—	$19,256,400
Canada	56,178,220	—	—	56,178,220
Jersey	1,839,321	—	—	1,839,321
Mexico	1,206,901	—	—	1,206,901
Monaco	1,239,336	—	—	1,239,336
Peru	1,429,402	—	—	1,429,402
South Africa	1,444,463	—	—	1,444,463
United Kingdom	5,233,753	—	—	5,233,753
United States	15,378,097	—	—	15,378,097
Short-Term Investments (e)	1,103,174	—	—	1,103,174
Total	$104,309,067	$—	$—	$104,309,067

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended July 31, 2017, the amount of the transfers between Level 2 and Level 1 was $30,444,947.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Consolidated Investment Portfolio for additional detailed categorization.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Gold & Precious Metals Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2017